Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	7,339,630
Proposed Maximum Offering Price per Unit	21.84
Maximum Aggregate Offering Price	$ 160,297,519.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,137.09
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Consists of an additional 6,116,359 shares of Class A common stock issuable under the Warby Parker Inc. 2021 Incentive Award Plan (the "2021 Plan") pursuant to the terms of the 2021 Plan and an additional 1,223,271 shares of Class A common stock issuable under the Warby Parker Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP") pursuant to the terms of the 2021 ESPP. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Warby Parker Inc.'s (the "Registrant") Class A common stock as reported on The New York Stock Exchange on February 25, 2026. (d) The Registrant does not have any fee offsets.